Related Party Balances and Transactions (Details) - Schedule of Related Party Balances and Transactions		6 Months Ended
		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)
Accounts Receivable From Related Party [Member]
Related Party Transaction [Line Items]
Related party amount		¥ 260,010	$ 36,483
Accounts Receivable From Related Party [Member] | Shenzhen Oranda Global Logistics Limited [Member]
Related Party Transaction [Line Items]
Relationship				80% shares owned by Oranda’s 49% interest minor shareholder
Nature				Logistic services
Related party amount		86,628	12,155
Accounts Receivable From Related Party [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Transaction [Line Items]
Relationship				40% owned by Bin Li
Nature				International trading
Related party amount		173,382	24,328
Other Receivable From Related Parties [Member]
Related Party Transaction [Line Items]
Related party amount		385,563	54,100	¥ 164,858
Other Receivable From Related Parties [Member] | Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Relationship				100% controlled by Xiaohua Jia
Nature				Net collection on behalf of the Group
Related party amount		385,563	54,100	¥ 125,049
Other Receivable From Related Parties [Member] | Shenzhen Zhongshun Jiean Estate Management Co., Ltd (“Zhongshun”) [Member]
Related Party Transaction [Line Items]
Relationship				90% owned by Bao BingBing, management of JYD NJWL
Nature				Rent deposit
Related party amount				¥ 39,809
Accounts Payable to Related Parties [Member]
Related Party Transaction [Line Items]
Related party amount		18,241,237	2,559,527	¥ 6,666,458
Accounts Payable to Related Parties [Member] | Shenzhen Oranda Global Logistics Limited [Member]
Related Party Transaction [Line Items]
Relationship				80% shares owned by Oranda’s 49% interest minor shareholder
Nature				Logistic services
Related party amount		50,880	7,139
Accounts Payable to Related Parties [Member] | Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Relationship				100% controlled by Xiaohua Jia
Nature				Logistic services
Related party amount		540,015	75,772	¥ 418,266
Accounts Payable to Related Parties [Member] | Cargo Link Logistics HK Company Limited [Member]
Related Party Transaction [Line Items]
Relationship				Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Nature				Logistic services
Related party amount		17,109,198	2,400,685	¥ 6,248,192
Accounts Payable to Related Parties [Member] | HYTX Logistics LLC [Member]
Related Party Transaction [Line Items]
Relationship				100% shares owned by HYTX’s 49% interest minor shareholder
Nature				Logistic services
Related party amount		282,463	39,634
Accounts Payable to Related Parties [Member] | Shenzhen Huanshi Chuangyuan Technology Limited [Member]
Related Party Transaction [Line Items]
Relationship				70% shares owned by Oranda’s 49% interest minor shareholder
Nature				Logistic services
Related party amount		226,615	31,798
Accounts Payable to Related Parties [Member] | Tianjin Oranda Global Logistics Limited [Member]
Related Party Transaction [Line Items]
Relationship				20% shares owned by Oranda’s 49% interest minor shareholder
Nature				Logistic services
Related party amount		32,066	4,499
Loan Payable to Related Party [Member]
Related Party Transaction [Line Items]
Related party amount		2,000,000	280,631	¥ 3,000,000
Loan Payable to Related Party [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Transaction [Line Items]
Relationship				40% owned by Bin Li
Nature				Loan
Related party amount		2,000,000	280,631	¥ 3,000,000
Others Payable To Related Parties [Member]
Related Party Transaction [Line Items]
Related party amount		738,548	103,630	¥ 8,516,645
Others Payable To Related Parties [Member] | Shenzhen Zhongshun Jiean Estate Management Co., Ltd (“Zhongshun”) [Member]
Related Party Transaction [Line Items]
Relationship				90% owned by BingBing Bao, management of JYD NJWL
Nature	[1]			Rent payable (c)
Related party amount				¥ 7,775,393
Others Payable To Related Parties [Member] | Cargo Link Logistics HK Company Limited [Member]
Related Party Transaction [Line Items]
Relationship				Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Nature	[2]			Net payments on behalf of the Group (a)
Related party amount		696,712	97,759	¥ 686,609
Others Payable To Related Parties [Member] | Bin Li [Member]
Related Party Transaction [Line Items]
Relationship				Management of JYD SXGYL
Nature	[3]			Interest Payable (b)
Related party amount				¥ 30,000
Others Payable To Related Parties [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Transaction [Line Items]
Relationship				40% owned by Bin Li
Nature	[3]			Interest Payable (b)
Related party amount		41,836	5,870	¥ 24,643
Others Payable to Shareholders [Member]
Related Party Transaction [Line Items]
Related party amount		18,013	2,527	¥ 37,029
Others Payable to Shareholders [Member] | Xiaogang Geng [Member]
Related Party Transaction [Line Items]
Relationship				Shareholder and CEO
Nature				Interest of shareholder loan
Related party amount				¥ 16,465
Others Payable to Shareholders [Member] | Wang Qing [Member]
Related Party Transaction [Line Items]
Relationship				Shareholder
Nature				Business Reimbursement Payable
Related party amount		18,013	2,527	¥ 20,564
Others Payable to Shareholders [Member] | Xiaogang Geng [Member]
Related Party Transaction [Line Items]
Relationship				Shareholder and CEO
Nature				Dividend
Related party amount		6,225,000	873,464	¥ 6,225,000
Others Payable to Shareholders [Member] | Xiaohua Jia [Member]
Related Party Transaction [Line Items]
Relationship				Shareholder
Nature				Dividend
Related party amount		712,500	99,975	¥ 712,500
Loans Payable to Shareholders [Member]
Related Party Transaction [Line Items]
Related party amount		16,335,567	2,292,132	¥ 823,265
Loans Payable to Shareholders [Member] | Wang Qing [Member]
Related Party Transaction [Line Items]
Relationship				Shareholder
Nature				Loan
Related party amount		305,918	42,925
Loans Payable to Shareholders [Member] | Jianhong Huang [Member]
Related Party Transaction [Line Items]
Relationship				Shareholder and COO
Nature				Loan
Related party amount		4,337,897	608,674
Loans Payable to Shareholders [Member] | Jia Xiaohua [Member]
Related Party Transaction [Line Items]
Relationship				Shareholder
Nature				Loan
Related party amount		3,667,090	514,549
Loans Payable to Shareholders [Member] | Peng ZhongLiang [Member]
Related Party Transaction [Line Items]
Relationship				Shareholder
Nature				Loan
Related party amount		1,002,630	140,684
Loans Payable to Shareholders [Member] | Yi Yu [Member]
Related Party Transaction [Line Items]
Relationship				Shareholder
Nature				Loan
Related party amount		6,145,241	862,272
Loans Payable to Shareholders [Member] | Xiaogang Geng [Member]
Related Party Transaction [Line Items]
Relationship				Shareholder and CEO
Nature				Loan
Related party amount		876,792	123,027	¥ 823,265
Others Payable to Shareholders [Member]
Related Party Transaction [Line Items]
Related party amount		6,937,500	973,438	¥ 6,937,500
Shareholder Transaction [Member] | Jianhong Huang [Member]
Related Party Transaction [Line Items]
Nature				Interest expenses of a loan
Related party amount		137,897	19,349
Shareholder Transaction [Member] | Xiaohua Jia [Member]
Related Party Transaction [Line Items]
Nature				Interest expenses of a loan
Related party amount		44,121	6,191
Shareholder Transaction [Member] | Xiaogang Geng Three [Member]
Related Party Transaction [Line Items]
Nature				Interest expenses of a loan
Related party amount		48,401	6,791
Shareholder Transaction [Member] | ZhongLiang Peng [Member]
Related Party Transaction [Line Items]
Nature				Interest expenses of a loan
Related party amount		2,630	369
Shareholder Transaction [Member] | Qing Wang [Member]
Related Party Transaction [Line Items]
Nature				Interest expenses of a loan
Related party amount		5,918	830
Shareholder Transaction [Member] | Yu Yi [Member]
Related Party Transaction [Line Items]
Nature				Interest expenses of a loan
Related party amount		107,440	15,076
Material Related Party Transactions [Member] | Shenzhen Oranda Global Logistics Limited [Member]
Related Party Transaction [Line Items]
Nature				Purchase of logistic services
Related party amount		264,989	37,182
Material Related Party Transactions [Member] | Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Nature				Purchase of logistic services
Related party amount		241,479	33,883		227,198
Material Related Party Transactions [Member] | HYTX Logistics LLC [Member]
Related Party Transaction [Line Items]
Nature				Purchase of logistic services
Related party amount		319,460	44,825
Material Related Party Transactions [Member] | Shenzhen Huanshi Chuangyuan Technology Limited [Member]
Related Party Transaction [Line Items]
Nature				Purchase of logistic services
Related party amount		264,195	37,071
Material Related Party Transactions [Member] | Tianjin Oranda Global Logistics Limited [Member]
Related Party Transaction [Line Items]
Nature				Purchase of logistic services
Related party amount		31,813	4,464
Material Related Party Transactions [Member] | Cargo Link Logistics HK Company Limited Three [Member]
Related Party Transaction [Line Items]
Nature				Purchase of logistic services
Related party amount		31,986,207	4,488,158		34,006,130
Material Related Party Transactions [Member] | Shandong Oranda Logistics Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature				Purchase of logistic services
Related party amount		21,946	3,079
Material Related Party Transactions [Member] | Shandong Oranda Logistics Co., Ltd One [Member]
Related Party Transaction [Line Items]
Nature				Provided logistic services
Related party amount		58,070	8,148
Material Related Party Transactions [Member] | Shenzhen Oranda Global Logistics Limited One [Member]
Related Party Transaction [Line Items]
Nature				Provided logistic services
Related party amount		265,190	37,210
Material Related Party Transactions [Member] | Shenzhen Huanshi Chuangyuan Technology Limited One [Member]
Related Party Transaction [Line Items]
Nature				Provided logistic services
Related party amount		286,352	40,180
Material Related Party Transactions [Member] | Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature				Provided logistic services
Related party amount					211,684
Material Related Party Transactions [Member] | Shenzhen Feijia Supply Chain Management Co., Ltd One [Member]
Related Party Transaction [Line Items]
Nature				Purchase of equipment
Related party amount					122,500
Material Related Party Transactions [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature				Sales of goods
Related party amount		¥ 641,316	$ 89,987

[1]	In May 2023, the Group signed a 7-month lease agreement with Zhongshun for its offices and warehouses. As of December 31, 2023, rent payable of RMB7,775,393 (US$1,097,801) was outstanding. During the six months ended June 30, 2024, Bao BingBing resigned as management of JYD NJWL. Therefore, Shenzhen Zhongshun Jiean Estate Management Co., Ltd was not related party of the Group as of June 30, 2024.
[2]	For the six months ended June 30, 2023 and 2024, Cargo Link paid on behalf of Jayud in a total amount of RMB25,978 and RMB5,255 (US$737), respectively.
[3]	On November 15, 2023, the Group borrowed short-term loans from Li Bin and Renrui each of RMB3,000,000 (US$420,946), with loan term of 20 days and 55 days, respectively. Interest was RMB30,000 for each loan. The principal of RMB3,000,000 (USD423,567) from Li Bin was fully repaid in December 2023, and the interest was repaid in January 2024. The balance of RMB41,836 (US$5,870) with Renrui represents the interest payable on the new loan of RMB3,000,000 (US$420,946) borrowed in April 2024.